    As filed with the Securities and Exchange Commission on August 14, 2000


                                                              File Nos. 33-36556
                                                                        811-6154


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 27
                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 33

                         CITIFUNDS INTERNATIONAL TRUST*
               (Exact Name of Registrant as Specified in Charter)

             21 Milk Street, 5th Floor, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-423-1679

   Philip W. Coolidge, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110



      It is proposed that this filing will become effective on September 11, 2000 pursuant to paragraph (b) of Rule 485. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 26 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, as filed pursuant to Rule 485(a) on June 16, 2000, also shall be September 11, 2000.

      The Premium Portfolios, on behalf of International Equity Portfolio, has also executed this Registration Statement.

--------------------------------------------------------------------------------
* This filing relates solely to shares of the Trust's series CitiFunds International Growth Portfolio.

                                EXPLANATORY NOTE

      Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 26 to the Registration Statement under the Securities Act of 1933 (File No. 33-36556) and Amendment No. 32 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-6154) pursuant to Rule 485(a) on June 16, 2000 (Accession No. 0000950156-00-000307) are herein incorporated by reference.

                                     PART C

Item 23. Exhibits.

         *** a(1)       Declaration of Trust of the Registrant
    **, ***, a(2)       Amendments to the Declaration of Trust of the Registrant
   ***** and
  ********** a(3)       Form of Amended and Restated Designation of Classes of
                        the Registrant
         *** b(1)       Amended and Restated By-Laws of the Registrant
  ** and *** b(2)       Amendments to the Amended and Restated By-Laws of
                        the Registrant
      ****** e(1)       Amended and Restated Distribution Agreement
                        between the Registrant and CFBDS, as distributor with
                        respect to Class A shares of CitiFunds International
                        Growth Portfolio
      ****** e(2)       Distribution Agreement between the Registrant and
                        CFBDS, as distributor with respect to Class B shares of
                        CitiFunds International Growth Portfolio
          ** g          Custodian Contract between the Registrant and State
                        Street Bank and Trust Company ("State Street"), as
                        custodian
         *** h(1)       Amended and Restated Administrative Services Plan
                        of the Registrant with respect to CitiFunds
                        International Growth Portfolio
      ****** h(2)       Amendment to the Amended and Restated
                        Administrative Services Plan of the Registrant with
                        respect to CitiFunds International Growth Portfolio
         *** h(3)       Administrative Services Agreement between the
                        Registrant and CFBDS, as administrator for
                        CitiFunds International Growth Portfolio
         *** h(4)       Sub-Administrative Services Agreement between
                        Citibank, N.A. and CFBDS with respect to CitiFunds
                        International Growth Portfolio
         *** h(5)(i)    Form of Shareholder Servicing Agreement between
                        the Registrant and Citibank, N.A., as shareholder
                        servicing agent for CitiFunds International Growth
                        Portfolio
         *** h(5)(ii)   Form of Shareholder Servicing Agreement between
                        the Registrant and a federal savings bank, as
                        shareholder servicing agent for CitiFunds International
                        Growth Portfolio
         *** h(5)(iii)  Form of Shareholder Servicing Agreement
                        between the Registrant and CFBDS, as shareholder
                        servicing agent for CitiFunds International Growth
                        Portfolio
           * h(5)(iv)   Form of Shareholder Servicing Agreement between
                        the Registrant and a national banking association or
                        subsidiary thereof or state chartered banking
                        association, as shareholder servicing agent for
                        CitiFunds International Growth Portfolio
  ********** h(6)       Transfer Agency and Services Agreement between the
                        Registrant and Citi Fiduciary Trust Company, as transfer
                        agent
          ** h(7)       Fund Accounting Agreement between the Registrant
                        and State Street, as fund accounting agent
  ********** h(8)       Sub-Transfer Agency and Services Agreement between the
                        Registrant and PFPC Global Fund Services
        **** i          Opinion and consent of counsel
  ********** j          Independent auditors' consent
      ****** m(1)       Amended and Restated Distribution Plan of the
                        Registrant for Class A Shares of CitiFunds
                        International Growth Portfolio
      ****** m(2)       Distribution Plan of the Registrant for Class B
                        Shares of CitiFunds International Growth Portfolio
      ****** o          Multiple Class Plan of the Registrant
     *** and p(1)       Powers of Attorney for the Registrant
     *******
       ****,
   *********            Powers of Attorney for The Premium Portfolios
  ********** q(1)       Code of Ethics of the Registrant and the Manager
   ********* q(2)       Code of Ethics of CFBDS
---------------------
        * Incorporated herein by reference to Post Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 29, 1996.
       ** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on October 24, 1997.
      *** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 30, 1998.
     **** Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on December 16, 1998.
    ***** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on December 22, 1998.
    ****** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on February 16, 1999.
   ******* Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 16, 1999.
  ******** Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed in the Securities and Exchange Commission on February 28, 2000.
 ********* Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 28, 2000.
********** Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on June 16, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.


Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, filed as Exhibits to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Adviser.

      Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof):
Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio and Foreign Bond Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, High Yield Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(R) Tax Free Income Trust (CitiFunds(R) New York Tax Free Income Portfolio, CitiFunds(R) National Tax Free Income Portfolio and CitiFunds(R) California Tax Free Income Portfolio), CitiFunds(R) Multi-State Tax Free Trust (CitiFunds(R) California Tax Free Reserves, CitiFunds(R) New York Tax Free Reserves and CitiFunds(R) Connecticut Tax Free Reserves), CitiFunds(R) Institutional Trust (CitiFunds(R) Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $351 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

      Victor J. Menezes is the Chairman and a Director of Citibank. William R. Rhodes, H. Onno Ruding and Alan S. MacDonald are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc., Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc., Marjorie Magner, Petros K. Sabatacokis and Robert B. Willumstad.

      The following persons have the affiliations indicated:

Paul J. Collins              Director, Kimberly-Clark Corporation
                             Director, Nokia Corporation

Robert I. Lipp               Chairman, Chief Executive Officer and
                             President, Travelers Property Casualty Corp.

William R. Rhodes            Director, Private Export Funding
                               Corporation
                             Director, Conoco, Inc.

H. Onno Ruding               Supervisory Director, Amsterdamsch Trustees
                              Cantoor B.V.
                             Director, Pechiney S.A.
                             Advisory Director, Unilever NV and Unilever
                              PLC
                             Director, Corning Incorporated


Item 27.  Principal Underwriters.

         (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(R) International Growth & Income Portfolio, CitiFunds(R) International Growth Portfolio, CitiFunds(R) U.S. Treasury Reserves, CitiFunds(R) Cash Reserves, CitiFunds(R) Premium U.S. Treasury Reserves, CitiFunds(R) Premium Liquid Reserves, CitiFunds(R) Institutional U.S. Treasury Reserves, CitiFunds(R) Institutional Liquid Reserves, CitiFunds(R) Institutional Cash Reserves, CitiFunds(R) Tax Free Reserves, CitiFunds(R) Institutional Tax Free Reserves, CitiFunds(R) California Tax Free Reserves, CitiFunds(R) Connecticut Tax Free Reserves, CitiFunds(R) New York Tax Free Reserves, CitiFunds(R) Intermediate Income Portfolio, CitiFunds(R) Short-Term U.S. Government Income Portfolio, CitiFunds(R) New York Tax Free Income Portfolio, CitiFunds(R) National Tax Free Income Portfolio, CitiFunds(R) California Tax Free Income Portfolio, CitiFunds(R) Small Cap Value Portfolio, CitiFunds(R) Growth & Income Portfolio, CitiFunds(R) Large Cap Growth Portfolio, CitiFunds(R) Small Cap Growth Portfolio, CitiFunds(R) Balanced Portfolio, CitiSelect(R) Folio 100 Income, CitiSelect(R) Folio 200 Conservative, CitiSelect(R) Folio 300 Balanced, CitiSelect(R) Folio 400 Growth, CitiSelect(R) Folio 500 Growth Plus, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Small Cap Fund, Government Fund, Growth Fund, Growth and Income Fund, International Equity Fund, Mid Cap Fund, Municipal Bond Fund, Select Small Cap Portfolio, Select Government Portfolio, Select Growth Portfolio, Select Growth and Income Portfolio, Select Mid Cap Portfolio, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, S&P Index Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Multi-Sector Fixed Income Investments, Multi-Strategy Market Neutral Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Premier Selections Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney EAFE Index Fund, Smith Barney US 5000 Index Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, National Portfolio, Massachusetts Money Market Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund, Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Smith Aggressive Growth Portfolio, Smith Mid Cap Portfolio, Alliance Growth Portfolio, INVESCO Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Travelers Managed Income Portfolio, Van Kampen Enterprise Portfolio, Centurion U.S. Equity Fund, Centurion International Equity Fund, Centurion U.S. Contra Fund, Centurion International Contra Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers International Equity Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, Salomon Brothers Variable Asia Growth Fund, and Salomon Brothers Variable Small Cap Fund.

      (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

      (c) Not applicable.


Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

   NAME                                       ADDRESS

   CFBDS, Inc.                                21 Milk Street, 5th Floor
   (administrator and distributor)            Boston, MA 02109

   State Street Bank and Trust Company        1776 Heritage Drive
   (custodian and transfer agent)             North Quincy, MA 02171

   Citibank, N.A.                             153 East 53rd Street
   (investment adviser)                       New York, NY 10043

   SHAREHOLDER SERVICING AGENTS

   Citibank, N.A.                             450 West 33rd Street
                                              New York, NY 10001

   Citibank, N.A. -- Citigold                 Citicorp Mortgage Inc. - Citigold
                                              15851 Clayton Road
                                              Ballwin, MO 63011

   Citibank, N.A. -- The Citibank             153 East 53rd Street
   Private Bank                               New York, NY 10043

   Citibank, N.A. -- Citibank Global          153 East 53rd Street
   Asset Management                           New York, NY 10043

   Citibank, N.A. -- North American           111 Wall Street
   Investor Services                          New York, NY 10094

   Citicorp Investment Services               One Court Square
                                              Long Island City, NY 11120


Item 29.  Management Services.

      Not applicable.


Item 30.  Undertakings.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 11th day of August, 2000.

                                          CITIFUNDS INTERNATIONAL TRUST
                                          on behalf of International Growth
                                          Portfolio

                                          By:  Philip W. Coolidge
                                             --------------------------
                                               Philip W. Coolidge
                                               President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on August 11, 2000.

             Signature                              Title
             ---------                              -----

   Philip W. Coolidge                President, Principal Executive
----------------------------         Officer and Trustee
   Philip W. Coolidge

   Linwood C. Downs                  Treasurer
----------------------------
   Linwood C. Downs

   Riley C. Gilley*                  Trustee
----------------------------
   Riley C. Gilley

   Diana R. Harrington*              Trustee
----------------------------
   Diana R. Harrington

   Susan B. Kerley*                  Trustee
----------------------------
   Susan B. Kerley

   Heath B. McLendon*                Trustee
----------------------------
   Heath B. McLendon

   C. Oscar Morong, Jr.*             Trustee
----------------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*                  Trustee
----------------------------
   E. Kirby Warren


*By: Philip W. Coolidge
    ------------------------
     Philip W. Coolidge
     Executed by Philip W. Coolidge
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                   SIGNATURES

      The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 11th day of August, 2000.

                                    THE PREMIUM PORTFOLIOS
                                    on behalf of International Equity Portfolio

                                    By: Susan Jakuboski
                                        ----------------------------------
                                        Susan Jakuboski
                                        Assistant Secretary of
                                        The Premium Portfolios

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust has been signed by the following persons in the capacities indicated on August 11, 2000.

             Signature                              Title
             ---------                              -----

   Philip W. Coolidge*               President, Principal Executive
----------------------------         Officer and Trustee
   Philip W. Coolidge

   Linwood C. Downs*                 Treasurer
----------------------------
   Linwood C. Downs

   Elliott J. Berv*                  Trustee
----------------------------
   Elliott J. Berv

   Mark T. Finn*                     Trustee
----------------------------
   Mark T. Finn

   C. Oscar Morong, Jr.*             Trustee
----------------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*              Trustee
----------------------------
   Walter E. Robb, III

   E. Kirby Warren*                  Trustee
----------------------------
   E. Kirby Warren

*By:  Susan Jakuboski
    ------------------------
      Susan Jakuboski
      Executed by Susan
      Jakuboski on behalf
      of those indicated as
      attorney in fact.

                                  EXHIBIT INDEX

Exhibit No.:       Description:
-------            ------------

none